Non-current assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest capitalized, Vessels under Construction	$ 0	$ 0
Vessels Scrap Value Per Lightweight Ton	300	$ 300
Sellers Credit Note	$ 2,900,000